Stockholders' Equity (Details Narrative) (LendingClub Corp) (10K) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Feb. 09, 2016	Dec. 11, 2014	Dec. 31, 2014	Apr. 30, 2014	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 05, 2016	Aug. 26, 2016	Dec. 16, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Stock issued during period share, shares									418,773
Common stock, par value					$ 0.001	$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, par value					$ 0.001	$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized					300,000,000	200,000,000			300,000,000	200,000,000	300,000,000	300,000,000		40,000,000	40,000,000
Preferred stock, shares authorized					50,000,000	50,000,000			50,000,000	50,000,000	50,000,000	50,000,000
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period share, shares											386,718	432,608
Convertible preferred stock converted to common stock					49,200						49,200
LendingClub Corp [Member]
Class of Stock [Line Items]
Common stock, par value		$ 15.00			$ 0.01				$ 0.01		$ 0.01	$ 0.01
Proceeds from initial public offering, gross		$ 1,000,000											$ 827,680
Aggregate gross proceeds from preferred stock issuance													$ 64,803
Capital stock, shares authorized																910,000,000
Common stock, shares authorized					900,000,000				900,000,000		900,000,000	900,000,000				900,000,000
Preferred stock, shares authorized																10,000,000	246,470,064
Number of shares converted into common stock											249,601,435
Number of repurchased shares					0	0	0	2,282,700
LendingClub Corp [Member] | Share Repurchases [Member]
Class of Stock [Line Items]
Authorized repurchase amount	$ 150,000
Repurchase period	1 year
Weighted average price per share								$ 8.52
Aggregate repurchased price								$ 19,500
LendingClub Corp [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period share, shares
Common stock, par value				$ 0.01
Number of repurchased shares										(2,282,700)	(2,282,700)
LendingClub Corp [Member] | Series F Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued during period share, shares				6,390,556
Preferred stock, par value				$ 0.01
Aggregate gross proceeds from preferred stock issuance				$ 64,800
Capital stock, shares authorized				622,614,174	606,470,064						606,470,064
Common stock, shares authorized				372,000,000
Preferred stock, shares authorized				250,614,174	250,614,174						250,614,174
Convertible preferred stock converted to common stock				1
LendingClub Corp [Member] | IPO [Member]
Class of Stock [Line Items]
Stock issued during period share, shares			66,700,000
Common stock, par value			$ 15.00										$ 15.00
Proceeds from initial public offering, gross			$ 1,000
Proceeds from initial public offering, net			$ 827,700